Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 1,237,000	$ 560,000
Income Tax Expense (Benefit)	$ 1,010,000	$ 6,000	$ 38,000	$ (232,000)
Effective Income Tax Rate Reconciliation, Percent	1.50%		(0.10%)	0.90%
Statutory income tax rate	$ 21
Deferred Expense Capitalized Research and Development Costs term	5 years
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount			$ 1,118,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			$ 0